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                 UNITED STATES                              OMB APPROVAL
          SECURITIES AND EXCHANGE COMMISSION          OMB Number:    3235-0582
               WASHINGTON, DC 20549                   Expires:  March 31, 2006
                                                      Estimated average burden
                   FORM N-PX                          hours per response..14.4

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-3807
                                  ---------------------------------------------

                     SunAmerica Money Market Funds, Inc.
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               (Exact name of registrant as specified in charter)

                          Harborside Financial Center
                                 3200 Plaza 5
                             Jersey City, NJ 07311
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             (Address of principal executive offices)  (Zip code)

                                   John Genoy
                                   President
                                   SunAmerica
                             Asset Management Corp.
                          Harborside Financial Center
                                  3200 Plaza 5
                             Jersey City, NJ 07311
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   201-324-6414
                                                    ---------------------------
Date of fiscal year end:  12/31
                        -----------------------
Date of reporting period:  7/1/2013-6/30/2014
                         ----------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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******************************* FORM N-Px REPORT *******************************


Reporting Period: 07/01/2013 - 06/30/2014
SunAmerica Money Market Funds Series









==================== SunAmerica Money Market Funds Series ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   SunAmerica Money Market Funds, Inc.
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By (Signature and Title)*  John Genoy, President
                         ------------------------------------------------------
Date  8/08/2014
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